Stock-Based Compensation, TDS Consolidated (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock based compensation
Stock-based compensation expense	$ 41,871,000	$ 36,837,000	$ 35,128,000
Income tax benefit	(15,848,000)	(13,862,000)	(13,288,000)
Total stock-based compensation expense, net of income taxes	26,023,000	22,975,000	21,840,000
Unrecognized compensation cost for all stock-based compensation awards	35,700,000
Weighted average period for recognition of unrecognized compensation cost for all stock-based compensation awards	1 year 8 months
Tax benefit from exercise of stock options and other awards	5,100,000
Cost of services and products
Stock based compensation
Stock-based compensation expense	3,308,000	2,888,000	2,290,000
Selling, general and administrative expense
Stock based compensation
Stock-based compensation expense	38,563,000	33,949,000	32,838,000
Long-Term Incentive Plans | Stock Options
Stock based compensation
Stock-based compensation expense	20,884,000	20,443,000	18,623,000
Long-Term Incentive Plans | Restricted Stock Units
Stock based compensation
Stock-based compensation expense	19,025,000	14,905,000	14,781,000
Long-Term Incentive Plans | Deferred Compensation Stock Units
Stock based compensation
Stock-based compensation expense	749,000	124,000	269,000
Employee Stock Purchase Plan
Stock based compensation
Stock-based compensation expense		485,000	566,000
Non-Employee Directors' Plan
Stock based compensation
Stock-based compensation expense	$ 1,213,000	$ 880,000	$ 889,000
TDS Parent Company | Long-Term Incentive Plans
Stock-based compensation, overview
Terms of award	Under the TDS 2011 Long-Term Incentive Plan, TDS may grant fixed and performance based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees. On January 13, 2012, TDS shareholders approved Amendments to the Restated Certificate of Incorporation of TDS which included both a Share Consolidation Amendment and adoption of the TDS 2011 Long-Term Incentive Plan, which replaced the TDS 2004 Long-Term Incentive Plan.
TDS Parent Company | Long-Term Incentive Plans | Stock Options
Stock-based compensation, overview
Terms of award	Stock options granted to key employees are exercisable over a specified period not in excess of ten years. Stock options generally vest over periods up to three years from the date of grant. Stock options outstanding at December 31, 2012 expire between 2013 and 2022. However, vested stock options typically expire 30 days after the effective date of an employee’s termination of employment for reasons other than retirement. Employees who leave at the age of retirement have 90 days (or one year if they satisfy certain requirements) within which to exercise their vested stock options. The exercise price of options equals the market value of TDS common stock on the date of grant.
TDS Parent Company | Long-Term Incentive Plans | Stock Options | Minimum
Stock-based compensation, overview
Stock options expiration date	Apr. 30, 2013
TDS Parent Company | Long-Term Incentive Plans | Stock Options | Maximum
Stock-based compensation, overview
Stock options expiration date	May 16, 2022
TDS Parent Company | Long-Term Incentive Plans | Restricted Stock Units
Stock-based compensation, overview
Terms of award	TDS also grants restricted stock unit awards to key employees. As of December 31, 2011, each restricted stock unit outstanding was convertible into one Special Common Share upon the vesting of such restricted stock units. As a result of the Share Consolidation Amendment each outstanding restricted stock unit was reclassified and became convertible into one Common Share Award. The restricted stock unit awards currently outstanding were granted in 2011 and 2012 and will vest in December 2013 and 2014, respectively.
TDS Parent Company | Long-Term Incentive Plans | Deferred Compensation Stock Units
Stock-based compensation, overview
Terms of award	Certain TDS employees may elect to defer receipt of all or a portion of their annual bonuses and to receive a company matching contribution on the amount deferred. All bonus compensation that is deferred by employees electing to participate is immediately vested and is deemed to be invested in TDS Common Share units. The amount of TDS’ matching contribution depends on the portion of the annual bonus that is deferred. Participants receive a 25% stock unit match for amounts deferred up to 50% of their total annual bonus and a 33% match for amounts that exceed 50% of their total annual bonus; such matching contributions also are deemed to be invested in TDS Common Share units.
TDS Parent Company | Employee Stock Purchase Plan
Stock-based compensation, overview
Terms of award	The TDS 2009 Employee Stock Purchase Plan was terminated in the fourth quarter of 2011.
TDS Parent Company | Common Shares | Long-Term Incentive Plans
Stock-based compensation, overview
Shares reserved for equity awards granted and to be granted	13,952,000
TDS Parent Company | Common Shares | Non-Employee Directors' Plan
Stock-based compensation, overview
Shares reserved for equity awards granted and to be granted	33,000
TDS Parent Company | Common Shares | Automatic Dividend Reinvestment and Stock Purchase Plans
Stock-based compensation, overview
Shares reserved for equity awards granted and to be granted	260,000
TDS Parent Company | Series A Common Shares | Series A Common Share Automatic Dividend Reinvestment Plan
Stock-based compensation, overview
Shares reserved for equity awards granted and to be granted	18,000